Asset Retirement Obligations (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Asset Retirement Obligations [Abstract]
Asset Retirement Obligation assets, useful life	5 years
Asset Retirement Obligation Revision Of Estimate, Depreciation and Accretion Impact	$ 1.0